UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
August 31, 2010 (Unaudited)	Columbia Tax Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.0%
EDUCATION — 6.9%
Education — 5.9%
AZ Glendale Industrial Development Authority
	Midwestern University,
	Series 2010,
	5.000% 05/15/35	3,000,000	3,043,590
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: NPFGC:
	(a) 10/01/17	2,525,000	1,947,507
	(a) 10/01/20	2,000,000	1,264,620
IN Purdue University
	Certificates of Participation,
	Series 2006,
	5.250% 07/01/22	2,000,000	2,457,720
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,013,485
MA Development Finance Agency
	College of the Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	8,500,000	10,142,285
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/35	19,500,000	23,997,090
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,707,740
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	8,000,000	10,550,960
NH Health & Education Facilities Authority
	Series 2009,
	5.250% 06/01/39	4,000,000	4,459,600
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	3,143,730
	Mt. Sinai School of Medicine,
	Series 2009,
	5.125% 07/01/39	15,000,000	15,433,650
	New York University:
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	12,250,000	15,191,837
	Series 2008 A:
	5.000% 07/01/29	3,845,000	4,209,391
	5.000% 07/01/38	5,800,000	6,170,388

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (CONTINUED)
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,473,780
UT Weber State University Revenue
	Series 2005,
	Insured: NPFGC
	4.250% 04/01/29	5,100,000	5,183,793
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	5,000,000	6,082,550
WV University of West Virginia
	Series 1998 A,
	Insured: NPFGC
	5.250% 04/01/28	5,000,000	5,811,250
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/16	3,300,000	2,839,518
	(a) 04/01/18	3,800,000	2,978,060
Education Total			134,102,544
Prep School — 0.5%
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,750,000	1,602,335
CA Statewide Communities Development Authority
	College for Certain LLC,
	Series 2010,
	GTY AGMT: PCSD Guaranty Pool LLC
	6.000% 07/01/30	5,000,000	5,168,250
TX La Vernia Higher Education Finance Corp.
	Kipp, Inc.,
	Series 2009 A,
	6.375% 08/15/44	5,000,000	5,241,150
Prep School Total			12,011,735
Student Loan — 0.5%
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	10,090,000	10,916,876
Student Loan Total			10,916,876
EDUCATION TOTAL			157,031,155
HEALTH CARE — 8.2%
Continuing Care Retirement — 1.3%
MA Development Finance Agency
	Series 2009,
	7.750% 06/01/39	2,250,000	2,405,632

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A,
	GTY AGMT: Oak Campus Partners LLC
	5.000% 01/01/37	5,000,000	4,687,000
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A,
	6.375% 12/01/41	7,000,000	6,513,570
NC Medical Care Commission
	First Givens Estates, Inc.,
	Series 2007,
	5.000% 07/01/33	5,000,000	4,821,600
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,500,000	2,400,500
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	1,752,480
TX Bexar County Health Facilities Development Corp.
	Series 2010,
	6.200% 07/01/45	2,300,000	2,388,941
TX Tarrant County Cultural Education Facilities Finance Corp.
	CC Young Memorial Home,
	Series 2009,
	8.000% 02/15/38	4,000,000	4,087,320
Continuing Care Retirement Total			29,057,043
Health Services — 0.4%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,210,000	1,208,814
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Group Health Plan, Inc.,
	Series 2003,
	6.000% 12/01/17	1,650,000	1,760,930
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	7,223,544
Health Services Total			10,193,288
Hospitals — 5.2%
AL Montgomery Medical Clinic Board
	Jackson Hospital & Clinic,
	Series 2006,
	4.750% 03/01/36	1,000,000	901,620

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	750,000	806,475
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,368,259
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	9,500,000	8,282,290
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A:
	5.000% 10/01/18	825,000	856,441
	5.250% 10/01/24	4,000,000	4,091,080
FL Orange County Health Facilities Authority
	Orlando Health, Inc.,
	Series 2009,
	5.125% 10/01/26	4,350,000	4,479,717
FL South Lake Hospital District
	South Lake Hospital, Inc.,
	Series 2010,
	6.250% 04/01/39	1,335,000	1,409,052
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,705,079
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.500% 01/01/34	2,500,000	2,392,225
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	10,255,594
MA Health & Educational Facilities Authority
	Care Group, Inc.,
	Series 2008,
	5.125% 07/01/33	2,000,000	2,034,060
	Partners Healthcare System,
	Series 2010,
	5.000% 07/01/34	9,900,000	10,286,199
	Series 1998 B-2,
	Insured: NPFGC
	5.375% 02/01/28	1,380,000	1,446,502

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
MD Health & Higher Educational Facilities Authority
	University of Maryland Medical Systems,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/28	3,000,000	3,245,700
MI Hospital Finance Authority Revenue
	Henry Ford Health Systems,
	Series 2006 A,
	5.250% 11/15/32	2,000,000	2,002,980
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	5,300,000	6,129,874
NC Medical Care Commission
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	1,218,126
NJ Health Care Facilities Financing Authority
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.625% 07/01/38	4,000,000	4,210,000
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/27	2,330,000	2,366,115
NY Dormitory Authority
	Long Island Jewish Medical,
	Series 2009,
	5.500% 05/01/37	4,250,000	4,480,180
SC Greenville Hospital System Board
	GHS Partners in Health,
	Series 2001,
	GTY AGMT: Endowment Fund Greenville,
	Insured: AMBAC
	5.500% 05/01/26	5,000,000	5,094,600
TN Knox County Health, Educational & Housing Facilities Authority
	Fort Sanders Alliance,
	Series 1993,
	Insured: NPFGC
	5.250% 01/01/15	5,000,000	5,522,250
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	6,865,000	6,666,052
VA Fairfax County Industrial Development Authority
	Inova Alexandria Health Service,
	Series 2009,
	5.500% 05/15/35	4,000,000	4,375,640
	Inova Health System,
	Series 1993,
	5.000% 08/15/23	10,000,000	11,394,400

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.:
	Series 1999 A,
	5.600% 02/15/29	4,000,000	4,000,760
	Series 2003,
	6.400% 04/15/33	4,250,000	4,374,270
Hospitals Total			117,395,540
Intermediate Care Facilities — 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,195,000	2,022,275
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,335,000	10,443,049
Intermediate Care Facilities Total			12,465,324
Nursing Homes — 0.8%
IA Finance Authority
	Care Initiatives,
	Series 1998 B,
	5.750% 07/01/28	4,500,000	3,810,105
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	189,000	190,508
MA Industrial Finance Agency
	Quaside, Inc.,
	Series 1994,
	8.300% 07/01/23 (b)	9,385,000	5,145,796
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,050,000	5,527,945
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	8.500% 01/01/29 (01/01/25) (c)(d)	2,175,000	2,193,009

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	8.500% 01/01/29 (01/01/25) (c)(d)	499,000	503,741
Nursing Homes Total			17,371,104
HEALTH CARE TOTAL			186,482,299
HOUSING — 3.8%
Assisted Living/Senior — 0.2%
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	3,275,000	2,573,397
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	880,000	840,118
Assisted Living/Senior Total			3,413,515
Multi-Family — 3.1%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008 CA:
	5.500% 06/01/33	2,000,000	2,083,200
	5.500% 06/01/38	6,000,000	6,185,940
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	7,926,427
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	984,961
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	4.989% 07/15/32 (01/15/11) (c)(d)(e)	1,895,000	811,382
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,872,425	3,799,159
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: AGMC
	5.250% 07/01/25	10,000,000	10,162,200
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	6.000% 06/01/30	3,000,000	3,056,820
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,324,161	1,331,682

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (CONTINUED)
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38	3,240,159	2,613,188
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,427,020
NJ Economic Development Authority
	Provident Group-Montclair,
	Series 2010,
	5.875% 06/01/42	13,000,000	13,462,020
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	5,159,500
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41	1,475,000	1,514,928
PA Higher Educational Facilities Authority
	Edinboro University Foundation:
	Series 2008,
	5.750% 07/01/28	3,000,000	3,112,620
	Series 2010,
	6.000% 07/01/43	1,450,000	1,504,375
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16 (f)	6,615,223	6,329,379
Multi-Family Total			71,464,801
Single-Family — 0.5%
CA Department of Veterans Affairs
	Series 2007, AMT,
	4.850% 12/01/22	2,000,000	2,053,420
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Guarantor: GNMA
	8.375% 03/25/19	62,022	63,227
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	375,000	198,608
MD Community Development Administration Department of Housing & Community Development
	Series 2006 B, AMT,
	4.900% 09/01/37	4,765,000	4,779,676

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (CONTINUED)
ME Housing Authority
	Series 2006 D, AMT,
	4.950% 11/15/31	2,010,000	2,025,437
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	15,000	15,030
WA Housing Finance Commission
	Series 2006 3-A, AMT,
	Guarantor: GNMA
	5.000% 12/01/37	2,905,000	2,936,839
Single-Family Total			12,072,237
HOUSING TOTAL			86,950,553
INDUSTRIALS — 2.9%
Food Products — 0.4%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,167,335
	Series 1998 B,
	6.450% 11/01/25	3,500,000	3,181,780
	Series 1998 C, AMT,
	GTY AGMT: Imperial Sugar Co.
	6.550% 11/01/25	4,250,000	3,727,123
Food Products Total			9,076,238
Forest Products & Paper — 0.5%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,795,348
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	GTY AGMT: Pratt USA
	6.125% 01/01/34	2,000,000	1,947,780
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 A,
	6.800% 04/01/22	2,470,000	2,817,331
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Corp.,
	Series 1999, AMT,
	6.400% 11/01/24	2,425,000	2,451,505
SC Richland County
	International Paper Co.,
	Series 2003, AMT,
	6.100% 04/01/23	1,000,000	1,027,710
Forest Products & Paper Total			11,039,674

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (CONTINUED)
Manufacturing — 0.6%
AL McIntosh Industrial Development Board
	CIBA Specialty Chemicals,
	Series 1998,
	5.375% 06/01/28	1,000,000	1,000,100
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	1,660,000	1,659,585
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	GTY AGMT: Textron, Inc.
	6.250% 06/15/32	5,000,000	4,489,950
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,785,482
MO St. Louis Industrial Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1991,
	6.650% 05/01/16	1,400,000	1,680,560
Manufacturing Total			13,615,677
Oil & Gas — 1.1%
AZ Salt Verde Financial Corp. Senior Gas Revenue
	Series 2007,
	5.000% 12/01/32	5,400,000	5,209,866
LA St. John Baptist Parish
	Marathon Oil Corp.,
	Series 2007 A,
	5.125% 06/01/37	12,750,000	12,704,737
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/26	1,250,000	1,278,588
TX Texas City Industrial Development Corp.
	Arco Pipelines Co., Inc.,
	Series 1990,
	GTY AGMT: Atlantic Richfield Co.
	7.375% 10/01/20	2,000,000	2,305,600
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	3,051,457
Oil & Gas Total			24,550,248

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (CONTINUED)
Other Industrial Development Bonds — 0.3%
MI Strategic Fund Obligation Ltd.
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	605,130
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	7,000,000	5,925,290
Other Industrial Development Bonds Total			6,530,420
INDUSTRIALS TOTAL			64,812,257
OTHER — 13.3%
Other — 0.8%
LA New Orleans Aviation Board
	Series 2009 A,
	6.250% 01/01/30	5,250,000	5,618,497
TX Capital Area Cultural Education Facilities Finance Corp.
	Series 2005 B,
	6.125% 04/01/45	11,000,000	11,324,500
Other Total			16,942,997
Pool/Bond Bank — 1.5%
FL Municipal Loan Council
	Series 2000 A,
	Insured: NPFGC
	(a) 04/01/21	1,000,000	618,290
IL Metropolitan Water Reclamation District Greater Chicago
	Series 2007 C,
	5.250% 12/01/33	13,210,000	16,336,279
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	12,748,200
	Series 2006,
	5.250% 08/01/24	4,000,000	5,080,560
Pool/Bond Bank Total			34,783,329
Refunded/Escrowed(g) — 10.5%
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,115,000	16,605,546
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	8,573,400

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/22	3,345,000	2,395,354
CA Palmdale Community Redevelopment Agency
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 04/01/16	7,000,000	9,126,250
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,806,419
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.600% 05/01/23	8,515,000	11,345,386
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	Pre-refunded 12/01/11,
	8.500% 12/01/31	885,000	966,747
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,370,220
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	472,602
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,700,620
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC
	6.250% 10/01/16	2,120,000	2,580,994
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: NPFGC
	6.000% 10/01/19	1,030,000	1,239,533
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	16,225,000	17,817,808

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
GA Municipal Electric Authority
	Series 1991:
	Escrowed to Maturity,
	Insured: NPFGC
	6.600% 01/01/18	3,600,000	4,396,716
	Pre-refunded to Various Dates,
	Insured: NPFGC
	6.600% 01/01/18	420,000	494,512
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	8,241,180
IL Glendale Heights
	Series 1985 B,
	Escrowed to Maturity,
	7.100% 12/01/15	1,045,000	1,217,749
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: NPFGC:
	(a) 05/01/19	7,710,000	6,204,160
	(a) 05/01/20	7,750,000	5,964,710
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.125% 01/01/23	3,600,000	4,362,228
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	6,144,150
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	6,000,000	4,371,240
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,242,820
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: NPFGC
	9.750% 01/01/16	1,000,000	1,357,130
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	2,072,630
	Series 1991 A,
	Escrowed to Maturity,
	5.000% 01/01/21	8,735,000	10,570,835

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
NE Omaha Public Power District
	Series 1992 B,
	Escrowed to Maturity,
	6.200% 02/01/17	1,600,000	1,916,704
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: NPFGC
	6.500% 01/01/16	11,000,000	12,679,260
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	11,000,000	14,587,430
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	9,282,910
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	400,000	443,772
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	17,287,359
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Economically Defeased to Maturity,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,505,530
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	2,470,000	3,283,223
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: NPFGC
	5.375% 01/01/25	3,960,000	4,867,078
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC:
	(a) 12/01/19	26,955,000	21,067,489
	(a) 12/01/23	2,515,000	1,634,700
UT Provo
	Series 1980,
	Escrowed to Maturity,
	10.125% 04/01/15	975,000	1,195,643

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to Various Dates,
	5.500% 06/01/26	5,000,000	5,655,100
Refunded/Escrowed Total			240,047,137
Tobacco — 0.5%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	2,500,000	1,970,425
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.625% 06/01/26	10,055,000	8,612,107
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.750% 06/01/34	1,000,000	766,570
Tobacco Total			11,349,102
OTHER TOTAL			303,122,565
OTHER REVENUE — 1.4%
Hotels — 0.1%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,845,000	1,665,890
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	4,000,000	720,000
	Series 2005 C,
	8.750% 01/01/37	1,500,000	224,865
Hotels Total			2,610,755
Recreation — 1.3%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18 (f)	1,750,000	1,727,407
CA Cabazon Band Mission Indians
	Series 2004:
	7.358% 10/01/11 (10/01/10) (c)(d)	400,000	283,180
	8.375% 10/01/15 (f)	1,740,000	1,157,396
	8.750% 10/01/19 (f)	8,670,000	5,724,628
	Series 2010,
	8.375% 10/01/20	1,415,000	1,437,583
CT Mashantucket Western Pequot Tribe
	Series 2007 A,
	5.750% 09/01/34 (f)(h)	4,000,000	1,915,920
FL Seminole Indian Tribe
	Series 2007 A,
	5.250% 10/01/27 (f)	6,750,000	6,254,145

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (CONTINUED)
NY Industrial Development Agency
	Yankee Stadium,
	Series 2006,
	Insured: FGIC
	5.000% 03/01/46	2,000,000	2,001,960
OK Chickasaw Nation
	Series 2007,
	6.000% 12/01/25 (f)	6,030,000	6,449,809
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (f)	3,500,000	2,833,740
Recreation Total			29,785,768
OTHER REVENUE TOTAL			32,396,523
RESOURCE RECOVERY — 0.4%
Disposal — 0.1%
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26 (06/01/18) (c)(d)	2,000,000	2,114,880
Disposal Total			2,114,880
Resource Recovery — 0.3%
PA Economic Development Financing Authority
	Philadelphia Project Finance,
	Series 2009 B,
	6.250% 01/01/32	5,325,000	5,746,101
Resource Recovery Total			5,746,101
RESOURCE RECOVERY TOTAL			7,860,981
TAX-BACKED — 37.4%
Local Appropriated — 2.7%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	1,100,137
IL Chicago Board of Education
	Series 1992 A,
	Insured: NPFGC:
	6.000% 01/01/16	5,000,000	5,984,450
	6.000% 01/01/20	8,000,000	9,593,600
	6.250% 01/01/15	12,900,000	14,354,862
IN Crown Point School Building Corp.
	Series 2000,
	Insured: NPFGC
	(a) 01/15/19	8,165,000	6,049,530

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
IN Noblesville Redevelopment Authority
	Series 2006 A,
	5.250% 08/01/25	2,000,000	2,188,880
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	270,000	270,365
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,109,480
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
	Series 2005,
	Insured: AGMC
	4.600% 04/01/22	8,885,000	9,465,368
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	3,666,391
	(a) 09/15/18	3,885,000	3,122,841
	(a) 09/15/20	3,885,000	2,859,865
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,822,680
Local Appropriated Total			61,588,449
Local General Obligations — 8.6%
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,919,003
CA Alvord Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.900% 02/01/19	1,975,000	2,390,165
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	3,517,261
CA Clovis Unified School District
	Series 2004 A,
	Insured: FGIC
	(a) 08/01/20	7,000,000	4,754,470
CA Golden West School Authority
	Series 1999 A,
	Insured: NPFGC:
	(a) 08/01/14	3,980,000	3,638,715
	(a) 08/01/15	1,500,000	1,308,210

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
CA Norwalk LA Mirada Unified School District
	Series 2005 B,
	Insured: NPFGC
	(a) 08/01/23	9,790,000	5,145,820
CA Poway Unified School District
	Series 2009 A,
	(a) 08/01/24	1,750,000	889,035
CA San Diego Unified School District
	Series 2009 A,
	(a) 07/01/30	22,500,000	7,597,125
CA San Juan Unified School District
	Series 2001,
	Insured: AGMC
	(a) 08/01/18	1,785,000	1,357,314
CA San Ysidro School District
	Series 2005 D,
	Insured: NPFGC
	(a) 08/01/23	2,330,000	1,179,283
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.900% 02/01/20	1,000,000	1,116,710
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: NPFGC
	6.000% 08/01/24	2,320,000	2,726,510
CA Yuba City Unified School District
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	1,160,000	827,300
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/16	2,105,000	2,639,670
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,451,044
	8.250% 01/01/23	1,420,000	2,081,805
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/21	8,000,000	5,035,280
	(a) 12/01/22	25,200,000	15,004,080
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	4,750,000	5,770,015
IL Chicago
	Series 1999,
	Insured: FGIC
	5.500% 01/01/23	9,750,000	11,605,035

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
IL Cook County School District No. 102
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	2,109,977
IL Cook County School District No. 209-Provisional Township
	Series 2004,
	Insured: AGMC
	5.000% 12/01/15	1,750,000	2,061,080
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,792,329
	(a) 01/01/21	2,675,000	1,769,406
IL Du Page County Community High School District No. 99
	Series 1993,
	5.600% 01/01/21	2,565,000	3,076,307
IL Kane & De Kalb Counties Community Unit School District No. 302
	Series 2004,
	Insured: FGIC
	(a) 02/01/21	3,165,000	2,101,085
IL Lake County School District No. 56
	Series 1997,
	Insured: NPFGC
	9.000% 01/01/17	10,440,000	14,361,890
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	1,182,959
IL Will County School District No. 365-UVY
	Series 1999 B,
	Insured: AGMC
	(a) 11/01/18	3,370,000	2,571,276
KS Wyandotte County
	Series 1998,
	Insured: NPFGC
	4.500% 09/01/28	2,900,000	2,901,276
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	5,810,062
MI Detroit City School District
	Series 2005 A,
	5.000% 05/01/17	2,500,000	2,702,650
	Series 2005 A,
	Insured: AGMC
	5.250% 05/01/30	10,000,000	10,821,100
MI Paw Paw Public School District
	Series 1998,
	Insured: NPFGC
	5.000% 05/01/25	1,020,000	1,226,887

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
MI St. John’s Public School District
	Series 1998,
	Insured: NPFGC
	5.100% 05/01/25	1,790,000	2,152,887
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: AGMC
	5.250% 01/01/27	1,410,000	1,752,926
NY State
	Series 2007 M,
	5.000% 04/01/22	2,000,000	2,249,100
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: NPFGC
	7.000% 12/01/15	3,000,000	3,423,750
OH Cincinnati City School District
	Series 2006,
	Insured: NPFGC
	5.250% 12/01/30	4,000,000	4,852,160
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,520,669
OR Linn County Community School District No. 9
	Series 2005,
	Insured: NPFGC
	5.500% 06/15/30	1,435,000	1,799,720
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: AGMC
	(a) 03/15/18	3,020,000	2,449,975
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: NPFGC
	(a) 06/01/13	3,000,000	2,884,950
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	7,860,525
TX Deaf Smith County Hospital District
	Series 2010 A,
	6.500% 03/01/40	4,000,000	4,166,760
TX Galveston County
	Series 2001,
	Insured: NPFGC
	(a) 02/01/20	1,510,000	1,104,973

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
TX North East Independent School District
	Series 2007,
	Insured: PSFG
	5.250% 02/01/31	10,000,000	12,321,400
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC:
	(a) 12/01/20	6,150,000	4,511,333
	(a) 12/01/16	3,000,000	2,620,620
Local General Obligations Total			195,113,882
Special Non-Property Tax — 9.4%
AL Jefferson County
	Series 2004 A,
	5.250% 01/01/19	2,790,000	2,609,013
FL Tampa Sports Authority
	Series 1995,
	Insured: NPFGC
	5.750% 10/01/25	2,500,000	2,881,075
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	6,000,000	7,326,660
GU Territory of Guam
	Series 2009 A,
	5.750% 12/01/34	2,000,000	2,103,780
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Insured: FGIC
	(a) 06/15/16	3,750,000	3,084,750
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,614,750
	Series 2002 A,
	Insured: NPFGC
	6.000% 07/01/31	5,400,000	6,836,508
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,923,480
KS Wyandotte County Unified Government
	Series 2010,
	(a) 06/01/21	18,550,000	10,718,375
KY Economic Development Finance Authority
	Louisville Arena Project,
	Series 2008 A1,
	Insured: AGO
	6.000% 12/01/38	2,850,000	3,111,288
MA Bay Transportation Authority
	Series 2005 A,
	5.000% 07/01/25	3,000,000	3,701,790
	Series 2005 B,
	Insured: NPFGC:

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
	5.500% 07/01/26	1,500,000	1,925,865
	5.500% 07/01/29	2,000,000	2,522,700
	Series 2006 A:
	5.250% 07/01/29	3,185,000	3,908,982
	5.250% 07/01/34	22,000,000	26,388,780
MO Manchester
	Series 2010,
	6.875% 11/01/39	1,500,000	1,530,930
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	775,000	762,120
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28 (f)	2,000,000	1,937,460
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC:
	5.500% 03/15/24	10,170,000	13,110,554
	5.500% 03/15/27	11,240,000	14,239,956
	5.500% 03/15/29	2,030,000	2,564,296
	5.500% 03/15/30	6,040,000	7,581,529
	Series 2008 B,
	5.250% 03/15/38	5,000,000	5,524,350
NY Local Government Assistance Corp.
	Series 1993 E:
	Insured: AMBAC
	5.250% 04/01/16	10,000,000	11,706,400
	Insured: NPFGC
	5.000% 04/01/21	3,655,000	4,489,692
NY Metropolitan Transportation Authority
	Series 2009 B,
	5.000% 11/15/34	3,000,000	3,231,360
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/15/32	3,950,000	4,306,329
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	1,338,580
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Z,
	Insured: AGMC
	6.000% 07/01/18	10,000,000	12,080,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2010 C,
	5.250% 08/01/41	10,000,000	10,447,700
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: NPFGC:
	(a) 11/15/14	3,905,000	3,109,591
	(a) 11/15/15	3,975,000	2,968,212
	(a) 11/15/16	4,040,000	2,809,497
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,476,760
UT Transit Authority Sales Tax Revenue
	Series 2006 C,
	Insured: AGMC
	5.250% 06/15/29	10,000,000	12,378,500
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,404,450
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	4,500,000	5,557,410
Special Non-Property Tax Total			214,213,472
Special Property Tax — 1.3%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,867,464
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39	8,000,000	8,582,320
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,295,000	1,344,793
FL Tolomato Community Development District
	Series 2007:
	6.375% 05/01/17	1,000,000	760,910
	6.550% 05/01/27	3,500,000	2,665,775
FL Village Center Community Development District
	Series 1998 A,
	Insured: NPFGC
	5.500% 11/01/12	750,000	784,672

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	3,000,000	1,874,520
FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,095,000	1,896,247
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,982,560
IN Portage
	Series 2006,
	5.000% 01/15/27	410,000	412,046
OH Hickory Chase Community Authority
	Series 2008,
	6.750% 12/01/27	6,165,000	4,272,222
OH Toledo-Lucas County Port Authority
	Series 2007,
	5.400% 11/01/36	2,660,000	2,619,488
Special Property Tax Total			30,063,017
State Appropriated — 6.5%
CA Public Works Board
	Series 2009,
	6.125% 11/01/29	6,000,000	6,583,500
IN Office Building Commission
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,299,440
NJ Economic Development Authority
	Series 2005 N-1:
	Insured: AGMC
	5.500% 09/01/25	23,990,000	29,268,760
	Insured: FGIC
	5.500% 09/01/27	5,000,000	5,939,250
NJ Transportation Trust Fund Authority
	Series 1999 A:
	5.750% 06/15/18	5,000,000	6,118,050
	5.750% 06/15/20	4,150,000	4,970,662
	Series 2006 A,
	5.500% 12/15/23	3,000,000	3,662,460
NY Dormitory Authority
	Series 1990 A,
	7.500% 05/15/13	8,000,000	9,350,640
	Series 1993 A:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,446,715
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
	5.875% 05/15/17	28,240,000	33,422,040
	Series 1993,
	6.000% 07/01/20	13,350,000	16,250,955
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (c)(d)	1,000,000	1,039,770
UT Building Ownership Authority
	Series 1998 C,
	Insured: AGMC
	5.500% 05/15/19	3,450,000	4,159,182
WI State
	Series 2009 A,
	5.750% 05/01/33	5,700,000	6,482,325
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,718,340
State Appropriated Total			147,712,089
State General Obligations — 8.9%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/17	2,500,000	3,027,700
	Series 2006,
	4.500% 10/01/36	4,015,000	3,825,251
	Series 2007:
	4.500% 08/01/30	45,000,000	43,672,500
	5.000% 12/01/37	8,500,000	8,602,425
	Series 2008,
	5.250% 03/01/38	8,250,000	8,523,487
	Series 2009:
	5.500% 11/01/39	15,520,000	16,650,166
	6.000% 04/01/35	15,000,000	16,802,100
	Series 2010,
	5.500% 03/01/40	11,200,000	12,022,304
FL Board of Education
	Series 1985,
	9.125% 06/01/14	1,025,000	1,156,118
IL State
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,663,540
	Series 2004 A,
	5.000% 03/01/34	3,000,000	3,011,460
	Series 2006,
	5.500% 01/01/31	7,985,000	9,006,601

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
MA Bay Transportation Authority
	Series 1994 A,
	Insured: AGMC
	7.000% 03/01/19	2,500,000	3,151,000
MA State
	Series 2006 B,
	Insured: AGMC
	5.250% 09/01/25	5,000,000	6,274,900
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	5.250% 07/01/20	2,000,000	2,188,720
	Series 2007,
	6.250% 07/01/31	27,000,000	32,478,840
PR Commonwealth of Puerto Rico
	Series 1996 B,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	3,048,322
WA State
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	1,500,000	1,194,660
	Series 2007 D,
	Insured: AMBAC
	4.500% 01/01/30	24,470,000	25,621,558
State General Obligations Total			203,921,652
TAX-BACKED TOTAL			852,612,561
TRANSPORTATION — 8.4%
Air Transportation — 0.5%
CO Denver City & County Special Facility Authority
	United Airlines, Inc.,
	Series 2007, AMT,
	5.250% 10/01/32	5,000,000	4,175,200
IL Chicago O’Hare International Airport
	United Airlines, Inc.,
	Series 1999 A,
	5.350% 09/01/16 (i)	4,100,000	41,000
IN Indianapolis Airport Authority
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31 (j)	1,348,945	1,349
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,284,114
	6.250% 09/15/29	2,000,000	1,928,880
	6.400% 09/15/23	4,000,000	3,937,520

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	GTY AGMT: AMR Corp.
	7.625% 08/01/25	1,000,000	1,044,270
Air Transportation Total			12,412,333
Airports — 0.9%
FL Miami-Dade
	Series 2010 A1,
	5.375% 10/01/35	6,000,000	6,307,260
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	1,545,000	1,563,741
TX Houston
	Series 2009 A,
	5.500% 07/01/34	10,500,000	11,534,775
Airports Total			19,405,776
Toll Facilities — 5.5%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: NPFGC:
	(a) 01/15/12	2,500,000	2,339,950
	(a) 01/15/14	14,450,000	11,978,472
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: NPFGC
	(a) 09/01/22	6,515,000	3,364,672
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	18,600,000	12,647,442
MA Turnpike Authority
	Series 1997 A,
	Insured: NPFGC
	(a) 01/01/24	7,000,000	3,685,290
	Series 1997 C,
	Insured: NPFGC:
	(a) 01/01/18	4,700,000	3,515,318
	(a) 01/01/20	17,000,000	11,366,370
NJ Turnpike Authority
	Series 1991 C,
	Insured: AGMC
	6.500% 01/01/16	1,415,000	1,766,415
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	3,031,250
	Series 2005,
	Insured: AGMC
	5.250% 01/01/30	2,000,000	2,373,160
	Series 2009 E,
	5.250% 01/01/40	4,425,000	4,774,398
	Series 2009 H,
	5.000% 01/01/36	3,000,000	3,190,980

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: NPFGC
	5.500% 11/15/20	6,800,000	8,528,288
TX Central Tex Regional Mobility Authority
	Series 2010,
	(a) 01/01/25	2,000,000	892,420
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	11,355,000	12,093,756
	Series 2009 C,
	5.250% 01/01/44	10,000,000	10,236,400
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC:
	(a) 08/15/16	7,000,000	5,541,480
	(a) 08/15/18	10,000,000	7,070,600
	(a) 08/15/19	10,330,000	6,884,945
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	8,954,088
Toll Facilities Total			124,235,694
Transportation — 1.5%
IN Finance Authority Highway Revenue
	Series 2007 A,
	Insured: FGIC
	4.500% 06/01/29	10,000,000	10,346,300
NV Department of Business & Industry
	Las Vegas Monorail Co., 2nd Tier,
	Series 2000:
	7.375% 01/01/30 (h)	1,650,000	8,250
	7.375% 01/01/40 (h)	3,750,000	18,750
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: AGMC
	5.000% 11/15/33	12,000,000	12,606,000
	Series 2007 B,
	5.000% 11/15/24	6,820,000	7,448,054
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	4,726,412
Transportation Total			35,153,766
TRANSPORTATION TOTAL			191,207,569

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 15.3%
Independent Power Producers — 0.6%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	6,938,750
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	7,095,348
Independent Power Producers Total			14,034,098
Investor Owned — 3.8%
CA Pollution Control Financing Authority
	BP West Coast Products LLC,
	Series 2008,
	GTY AGMT: BP PLC
	0.770% 01/01/43 (09/01/10) (c)(d)	7,000,000	7,000,000
DE Economic Development Authority
	Delmarva Power & Light Co.,
	Series 2010,
	5.400% 02/01/31	5,000,000	5,226,250
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 2009,
	GTY AGMT: Hawaiian Electric Co.
	6.500% 07/01/39	5,250,000	5,834,063
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	5,076,550
IN Jasper County Pollution Control Revenue
	Northern Indiana Public Service Co.:
	Series 1994 C,
	Insured: NPFGC
	5.850% 04/01/19	3,000,000	3,459,570
	Series 2003,
	Insured: AMBAC
	5.700% 07/01/17	2,000,000	2,272,420
IN Petersburg
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	5,117,100
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2006, AMT,
	5.000% 02/01/36	3,000,000	2,887,140
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	3,163,890
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993,
	11.692% 04/01/20 (09/01/10) (c)(d)	13,000,000	13,493,480

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
PA Economic Development Financing Authority
	Allegheny Energy Specialty Co.,
	Series 2009,
	7.000% 07/15/39	13,000,000	14,863,810
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC:
	Series 1999 B, AMT,
	6.750% 09/01/34 (04/01/13) (c)(d)	12,455,000	9,627,217
	Series 2001 A, AMT,
	8.250% 10/01/30	5,250,000	2,672,565
	Series 2003 A, AMT,
	6.750% 04/01/38	1,900,000	1,468,624
TX Matagorda County Navigation District No 1
	Series 2001 A,
	6.300% 11/01/29	2,800,000	3,112,480
TX Sabine River Authority Pollution Control Revenue
	Series 2001 C,
	5.200% 05/01/28	3,000,000	1,354,440
Investor Owned Total			86,629,599
Joint Power Authority — 3.9%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2006 A,
	5.000% 01/01/37	5,000,000	5,296,850
GA Municipal Electric Authority
	Series 1991,
	Insured: NPFGC
	6.600% 01/01/18	17,280,000	20,650,119
KY Ohio County Pollution Control
	Series 2010 A,
	6.000% 07/15/31	10,770,000	11,208,554
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,727,361
	Series 2009 B,
	5.000% 01/01/26	7,000,000	7,563,710
ND McLean
	Great River Energy,
	Series 2010 B,
	5.150% 07/01/40	7,900,000	8,132,892
SC Piedmont Municipal Power Agency
	Series 1993,
	Insured: NPFGC
	5.375% 01/01/25	11,370,000	13,183,856
	Series 2004 A,
	Insured: FGIC
	(a) 01/01/24	5,000,000	2,701,850

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
SC Public Service Authority
	Series 2008 A,
	5.500% 01/01/38	3,000,000	3,349,860
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	5,000,000	5,289,150
WY Campbell
	Basin Electric Power Coop,
	Series 2009,
	5.750% 07/15/39	7,900,000	8,829,751
Joint Power Authority Total			88,933,953
Municipal Electric — 1.8%
NY Long Island Power Authority
	Series 2008 A,
	6.000% 05/01/33	2,725,000	3,155,277
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	5,540,000	3,163,506
	Series 1999 A,
	Insured: NPFGC
	(a) 08/15/22	2,000,000	1,251,200
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 VV,
	Insured: FGIC
	5.250% 07/01/34	10,870,000	11,852,431
	Series 2010 XX,
	5.250% 07/01/40	6,000,000	6,276,300
SD Heartland Consumers Power District
	Series 1992,
	Insured: AGMC
	6.000% 01/01/17	13,600,000	15,777,360
Municipal Electric Total			41,476,074
Water & Sewer — 5.2%
AL Birmingham Waterworks & Sewer Board
	Series 2007 A,
	Insured: AMBAC
	4.375% 01/01/32	6,000,000	5,942,160
AL Jefferson County
	Series 1997 A,
	Insured: FGIC
	5.625% 02/01/22	570,000	218,304
CA Castaic Lake Water Agency
	Series 1999,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,798,249
CA San Diego Public Facilities Financing Authority
	Series 2009,
	5.250% 05/15/39	17,000,000	18,469,990

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
CA San Francisco City & County Public Utilities Commission
	Series 2006 A,
	Insured: AGMC
	4.500% 11/01/31	17,800,000	18,328,304
FL Seminole County
	Series 1992,
	Insured: NPFGC
	6.000% 10/01/19	470,000	558,957
FL St. John’s County Water & Sewer Authority
	Series 1991 A,
	Insured: NPFGC
	(a) 06/01/13	2,600,000	2,471,144
	Series 1999 A,
	Insured: NPFGC
	(a) 06/01/14	1,500,000	1,388,625
GA Atlanta Water & Wastewater Revenue
	Series 1991 A,
	Insured: FGIC
	5.500% 11/01/22	5,475,000	6,373,448
	Series 2001 A,
	Insured: NPFGC
	5.500% 11/01/27	1,500,000	1,732,650
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,800,994
GA Milledgeville Water & Sewer Revenue
	Series 1996,
	Insured: AGMC
	6.000% 12/01/21	1,000,000	1,240,300
IL Chicago
	Series 1998,
	Insured: NPFGC
	(a) 01/01/20	7,275,000	5,200,097
IN Bond Bank Revenue
	Series 2008 B,
	Insured: AGMC
	(a) 06/01/29	8,075,000	3,204,725
MA Water Resources Authority
	Series 2002 J,
	Insured: AGMC
	5.500% 08/01/21	5,000,000	6,493,550
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/24	2,170,000	2,511,493
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37 (07/15/24) (c)(d)	465,000	432,180

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
NY New York City Municipal Water Finance Authority
	Series 2001 D,
	5.250% 06/15/25	3,520,000	3,660,413
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: NPFGC
	5.500% 01/01/21	4,015,000	4,897,015
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	1,825,000	2,250,645
OH Water Development Authority
	Series 2005 B,
	4.750% 06/01/25	920,000	996,682
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	4,206,208
TX Houston Water & Sewer Systems
	Series 1998 A,
	Insured: AGMC:
	(a) 12/01/19	9,545,000	7,239,023
	(a) 12/01/23	985,000	610,907
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/24	6,175,000	7,947,287
Water & Sewer Total			117,973,350
UTILITIES TOTAL			349,047,074

	Total Municipal Bonds (cost of $2,065,108,141)		2,231,523,537

	Shares
Municipal Preferred Stocks — 0.4%
HOUSING — 0.4%
Multi-Family — 0.4%
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT,
7.750% 06/30/50 (f)	10,000,000	8,200,200
Series 2005 C-3, AMT,
5.500% 11/29/49 (f)	1,000,000	659,240
Multi-Family Total		8,859,440
HOUSING TOTAL		8,859,440

Total Municipal Preferred Stocks (cost of $11,000,000)		8,859,440

Investment Companies — 0.8%
BofA Tax-Exempt Reserves, Capital Class Shares (7 day yield of 0.150%) (k)(l)	8,821,364	8,821,364

		Shares	Value ($)
Investment Companies — (continued)
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.130%)	9,202,591	9,202,591

	Total Investment Companies (cost of $18,023,955)		18,023,955

	Total Investments — 99.2% (cost of $2,094,132,096)(m)(n)		2,258,406,932

	Other Assets & Liabilities, Net — 0.8%		19,033,489

	Net Assets — 100.0%		2,277,440,421

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-ended investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for significant transfers. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of August 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$157,031,155	$—	$157,031,155
Health Care	—	181,336,503	5,145,796	186,482,299
Housing	—	86,950,553	—	86,950,553
Industrials	—	64,812,257	—	64,812,257
Other	—	303,122,565	—	303,122,565
Other Revenue	—	32,396,523	—	32,396,523
Resource Recovery	—	7,860,981	—	7,860,981
Tax-Backed	—	852,612,561	—	852,612,561
Transportation	—	191,207,569	—	191,207,569
Utilities	—	349,047,074	—	349,047,074
Total Municipal Bonds	—	2,226,377,741	5,145,796	2,231,523,537
Total Municipal Preferred Stocks	—	8,859,440	—	8,859,440
Total Investment Companies	18,023,955	—	—	18,023,955
Total Investments	$18,023,955	$2,235,237,181	$5,145,796	$2,258,406,932

The following table reconciles asset balances for the nine month period ending August 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of November 30, 2009	Accrued Discounts / (Premiums)	Realized Gain / (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2010
Municipal Bonds

Health Care	$6,849,500	$—	$—	$(1,303,704)	$—	$(400,000)	$—	$—	$5,145,796

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $1,303,704.

(a)	Zero coupon bond.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2010, the value of this security amounted to $5,145,796, which represents 0.2% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2010.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)

The issuer is in default of certain debt covenants. Income is being partially accrued based on the execution of the forbearance agreement with the borrower. At August 31, 2010, the value of this security amounted to $811,382, which represents less than 0.1% of net assets.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which are not illiquid except for the following, amounted to $43,189,324, which represents 1.9% of net assets.

Security	Acquisition Date	Par /Shares	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,329,379
CA Cabazon Band Mission Indians, Series 2004:
8.375% 10/01/15	10/08/04-05/14/10	$1,740,000	1,670,000	1,157,396
8.750% 10/01/19	10/08/04-05/14/10	$8,670,000	8,323,500	5,724,628
OR Cow Creek Band Umpqua Tribe of Indians, Series 2006 C, 5.625% 10/01/26	06/15/06	$3,500,000	3,500,000	2,833,740
Munimae TE Bond Subsidiary, LLC: Series 2000 B, AMT, 7.750% 06/30/50	09/05/02	10,000,000	10,000,000	8,200,200
Series 2005 C-3, AMT,5.500% 11/29/49	11/04/05	1,000,000	1,000,000	659,240
				$24,904,583

(g)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2010, the value of these securities amounted to $1,942,920, which represents 0.1% of net assets.
(i)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(j)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2010, the value of this security amounted to $1,349, which represents less than 0.1% of net assets.

(k)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC or one of its affiliates.
(l)	Investments in affiliates during the nine months ended August 31, 2010:

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value, End of Period
BofA Tax-Exempt Reserves, Capital Class Shares (7 day yield of 0.150%)*	$8,400,884	$130,116,324	$128,662,066	$5,793	$—

*As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from December 1, 2009 through April 30, 2010.

(m)	Cost for federal income tax purposes is $2,089,152,110.
(n)	Unrealized appreciation and depreciation at August 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$219,727,961	$(50,473,139)	$169,254,822

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 22, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 22, 2010